Accumulated Other Comprehensive Income (Loss) - Schedule of Reclassification Out of Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017		Jun. 30, 2018	Jun. 30, 2017
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net sales		$ 7,579	$ 6,525		$ 13,879	$ 11,815	[1]
Cost of goods sold		6,188	5,393		11,444	9,875	[1]
Other, net		302	247		553	510	[1]
Interest expense		192	233		392	452	[1]
Income taxes		(118)	(110)		(181)	(161)	[1]
Net income	[2]	408	236	[1]	610	282	[1],[3]
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income		(13)	23		(4)	58
Reclassification out of Accumulated Other Comprehensive Income [Member] | Unrealized Gain (Loss) on Cash Flow Hedges [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net sales		(1)	(3)		(1)	(2)
Cost of goods sold		(8)	20		(20)	34
Other, net		(9)	(7)		(14)	(4)
Interest expense		1			2	1
Income taxes		4			4	(1)
Net income		(13)	10		(29)	28
Reclassification out of Accumulated Other Comprehensive Income [Member] | Change in Retirement Plans' Funded Status [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of actuarial losses		21	23		42	47
Amortization of prior service cost		$ (21)			(22)	(1)
Income taxes			(10)		5	(16)
Net income			$ 13		$ 25	$ 30

[1]	2017 figures have been recast following the retrospective adoption on January 1, 2018, of the updated accounting standards for revenue recognition (ASC 606) and retirement benefits accounting (ASU 2017-07).
[2]	For Industrial Activities, net income net of “Results from intersegment investments”. This item includes the pre-tax gain of $20 million as a result of the amortization over approximately 4.5 years of the $527 million positive impact from the modification of certain healthcare benefits in the U.S.
[3]	2017 figures have been recast following the retrospective adoption on January 1, 2018, of the updated accounting standards for revenue recognition (ASC 606) and cash flow presentation (ASU 2016-18).